Schedule of Loan Activity (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
New loans	¥ 22,398	¥ 22,222	¥ 15,465
Repayment of outstanding loans	¥ 16,327	¥ 11,519	¥ 9,777